STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY	STOCKHOLDERS’ EQUITY
On December 31, 2019, there were 82.2 million shares of common stock issued and 70.4 million shares of common stock outstanding. Of the 217.8 million unissued shares of common stock at that date, 2.4 million shares of common stock were reserved for issuance for the vesting of restricted stock.

Common Stock in Treasury. The Company values treasury stock on an average cost basis. As of December 31, 2019, the Company held 11.8 million shares of common stock in treasury totaling $406.8 million, which include 0.8 million shares held in a trust for the benefit of the Company’s deferred compensation plan totaling $19.9 million.

On December 21, 2018, the Company retired 50.0 million shares of its common stock held in treasury. The shares were returned to the status of authorized but unissued shares. As a result, the treasury stock balance decreased by $1,882.0 million. As a part of the retirement, the Company reduced its common stock, Additional paid-in capital and Retained earnings balances by $(0.5) million, $(549.2) million, and $(1,332.3) million, respectively.

Preferred Stock. The Company’s certificate of incorporation was amended in June 1998 to authorize 50.0 million shares of preferred stock, $0.01 par value per share. As of December 31, 2019 and 2018, there were no shares of preferred stock outstanding.

Long-Term Incentive Plans. In May 2018, the stockholders approved the Terex Corporation 2018 Omnibus Incentive Plan (the “2018 Plan”). The purpose of the 2018 Plan is to assist the Company in attracting and retaining selected individuals to serve as employees, directors, officers, consultants and advisors of the Company and its subsidiaries and affiliates who will contribute to the Company’s success and to achieve long-term objectives which will inure to the benefit of all stockholders of the Company through the additional incentive inherent in the ownership of the common stock. The 2018 Plan authorizes the granting of (i) options to purchase shares of common stock (“Shares”), (ii) stock appreciation rights, (iii) restricted stock awards, (iv) restricted stock units, (v) other stock awards, (vi) cash awards and (vii) performance awards. The maximum number of Shares that may be the subject of awards under the 2018 Plan is 1.2 million Shares, plus the number of Shares remaining available for issuance under the Terex Corporation 2009 Omnibus Incentive Plan (the “2009 Plan”) that are not subject to outstanding awards as of the date of stockholder approval, and the number of Shares subject to awards outstanding under the 2009 Plan as of such date but only to the extent that such outstanding awards are forfeited, expire, or otherwise terminate without the issuance of such Shares. Under the 2018 Plan, Shares covering restricted stock awards, restricted stock units and other stock awards shall only be counted as used to the extent that they are actually issued. As of December 31, 2019, 2.3 million shares were available for grant under the 2018 Plan.
In May 2009, the stockholders approved the 2009 Plan. The purpose of the 2009 Plan is to provide a means whereby employees, directors and third-party service providers of the Company develop a sense of proprietorship and personal involvement in the development and financial success of the Company, and to encourage them to devote their best efforts to the business of the Company, thereby advancing the interests of the Company and its stockholders. The 2009 Plan provides for incentive compensation in the form of (i) options to purchase Shares, (ii) stock appreciation rights, (iii) restricted stock awards and restricted stock units, (iv) other stock awards, (v) cash awards, and (vi) performance awards. The maximum number of Shares available for issuance under the 2009 Plan was 8.0 million Shares plus the number of Shares remaining available for issuance under the Terex Corporation 2000 Incentive Plan and the 1996 Terex Corporation Long-Term Incentive Plan.

Under the 2018 and 2009 Plans, approximately 48% of outstanding awards are time-based and vest ratably on each of the first three anniversary dates. Approximately 35% cliff vest at the end of a three-year period and are subject to performance targets that may or may not be met and for which the performance period has not yet been completed. Approximately 17% cliff vest and are based on performance targets containing a market condition determined over a three-year period.

Fair value of restricted stock awards is based on the market price at the date of grant approval except for 0.4 million shares based on a market condition. The Company uses the Monte Carlo method to provide grant date fair value for awards with a market condition. The Monte Carlo method is a statistical simulation technique used to provide the grant date fair value of an award. The following table presents the weighted-average assumptions used in the valuations:

	Grant date	Grant date	Grant date
	March 12, 2019	March 8, 2018	March 2, 2017
Dividend yields	1.31%	1.00%	1.01%
Expected historical volatility	36.64%	40.41%	42.78%
Risk free interest rate	2.40%	2.38%	1.55%
Expected life (in years)	3	3	3
Grant date fair value per share	$38.77	$41.57	$36.48

The following table is a summary of restricted stock awards under all of the Company’s plans:

	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	2,976,227	$34.32
Granted	1,137,983	$33.84
Vested	(1,432,294)	$30.82
Canceled, expired or other	(239,656)	$32.76
Nonvested at December 31, 2019	2,442,260	$35.53

As of December 31, 2019, unrecognized compensation costs related to restricted stock totaled approximately $37 million, which will be expensed over a weighted average period of 1.7 years.  The grant date weighted average fair value for restricted stock awards during the years ended December 31, 2019, 2018 and 2017 was $33.84, $40.06 and $32.54, respectively.  The total fair value of shares vested for restricted stock awards was $44.1 million, $34.9 million and $36.0 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Tax benefits associated with stock-based compensation were $7.3 million, $4.6 million and $11.8 million for the years ended December 31, 2019, 2018 and 2017, respectively. The excess tax benefit for all stock-based compensation is included in the Consolidated Statement of Cash Flows as an operating cash activity.
Comprehensive Income (Loss).  The following table reflects the accumulated balances of other comprehensive income (loss) (in millions):

	Cumulative Translation Adjustment	Derivative Hedging Adjustment	Debt & Equity Securities Adjustment	Pension Liability Adjustment	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2017	$(615.3)	$(2.4)	$0.6	$(162.3)	$(779.4)
Current year change	470.6	4.5	3.7	61.1	539.9
Balance at December 31, 2017	(144.7)	2.1	4.3	(101.2)	(239.5)
Current year change	(80.9)	(6.5)	(3.5)	45.6	(45.3)
Balance at December 31, 2018	(225.6)	(4.4)	0.8	(55.6)	(284.8)
Current year change	17.4	3.6	1.8	4.5	27.3
Balance at December 31, 2019	$(208.2)	$(0.8)	$2.6	$(51.1)	$(257.5)

As of December 31, 2019, accumulated other comprehensive income (loss) for the cumulative translation adjustment, derivative hedging adjustment, debt and equity securities adjustment and pension liability adjustment are net of a tax benefit/(provision) of $7.6 million, $(0.3) million, $(0.1) million and $3.2 million, respectively.

Changes in Accumulated Other Comprehensive Income (Loss)
The table below presents changes in AOCI by component for the year ended December 31, 2019 and 2018. All amounts are net of tax (in millions).

	Year ended December 31, 2019					Year ended December 31, 2018
	CTA (1)	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj. (2)	Total	CTA	Derivative Hedging Adj.	Debt & Equity Securities Adj.	Pension Liability Adj. (3)	Total
Beginning balance	$(225.6)	$(4.4)	$0.8	$(55.6)	$(284.8)	$(144.7)	$2.1	$4.3	$(101.2)	$(239.5)
Other comprehensive income (loss) before reclassifications	(8.7)	(2.6)	1.8	(10.0)	(19.5)	(80.2)	(7.4)	(0.9)	(2.8)	(91.3)
Amounts reclassified from AOCI	26.1	6.2	—	14.5	46.8	(0.7)	0.9	—	48.4	48.6
Net other comprehensive income (loss)	17.4	3.6	1.8	4.5	27.3	(80.9)	(6.5)	(0.9)	45.6	(42.7)
Other (4)	—	—	—	—	—	—	—	(2.6)	—	(2.6)
Ending balance	$(208.2)	$(0.8)	$2.6	$(51.1)	$(257.5)	$(225.6)	$(4.4)	$0.8	$(55.6)	$(284.8)

(1) Reclassifications relate to $26.1 million of losses (net of $2.8 million of tax benefits) reclassified from AOCI to Gain (loss) on disposition of discontinued operations - net of tax in connection with the sale of Demag.
(2) Reclassifications primarily relate to $12.6 million of losses (net of $5.3 million of tax benefits) reclassified from AOCI to Gain (loss) on disposition of discontinued operations - net of tax in connection with the sale of Demag.
(3) Reclassifications primarily relate to $42.6 million of losses (net of $24.4 million of tax benefits) reclassified from AOCI to Other income (expense) - net in connection with the settlement of U.S. defined benefit pension obligations.
(4) Other relates to amounts reclassified from AOCI to Retained Earnings in connection with the adoption of ASU 2016-01 and 2016-16.

Share Repurchases and Dividends

Since February 2015, Terex’s Board of Directors authorized the Company to repurchase up to $1,680 million of its outstanding shares of common stock of which approximately $131 million of these authorizations was utilized prior to January 1, 2017. The Company repurchased 0.2 million shares for $4.9 million, 11.4 million shares for $425.0 million and 25.7 million shares for $923.7 million under these programs during the years ended December 31, 2019, 2018 and 2017, respectively.
Terex’s Board of Directors declared a dividend of $0.11, $0.10 and $0.08 per share in each quarter of 2019, 2018 and 2017, respectively, which were paid to the Company’s shareholders. In February 2020, Terex’s Board of Directors declared a dividend of $0.12 per share which will be paid on March 19, 2020.